Note 13 - Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
12.  EARNINGS PER SHARE

         A computation of the weighted average shares outstanding for the Successor Quarterly and Six Month Periods and Platform Preacquisition Period follows.

(in thousands)	Three months ended June 30, 2014	Period from Inception (April 23, 2013) through June 30, 2013	Six months ended June 30, 2014	Period from Inception (April 23, 2013) through June 30, 2013
Net income attributable to common shareholders	$(376)	$(80)	$(7,794)	$(80)

Basic weighted average common shares outstanding	128,595	88,529	117,937	88,529

Dilutive weighted average common shares outstanding 1	128,595	88,529	117,937	88,529

1 No share adjustments are included in the dilutive weighted average shares outstanding computation as each period was a net loss.

       The following weighted-average stock options and warrants were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive (in thousands).

	Three months ended June 30, 2014	Six months ended June 30, 2014

Number of shares contingently issuable for founder preferred share dividend rights	11,279	11,279
Number of shares issuable upon conversion of the PDH non-controlling interest	8,775	8,775
Number of shares issuable upon conversion of founder preferred shares	2,000	2,000
Number of shares contingently issuable for the contingent consideration	713	713
Number of warrants	-	2,243
Number of shares issuable upon conversion of the 401k exchange rights	-	544
Number of stock options	88	80
Number of restricted stock shares and units	2	1
	22,857	25,635

13. EARNINGS PER SHARE

A computation of the weighted average shares outstanding for the Successor 2013 Period follows. No such computation is necessary for the Predecessor 2013 Period or for the years ended December 31, 2012 and 2011.

(in thousands)	2013
Weighted average shares outstanding:
Basic	92,563
Convertible securities	-	1
Diluted	92,563

1	No share adjustments are included in the dilutive weighted average shares outstanding computation as the Successor 2013 Period resulted in a net loss.

At December 31, 2013, the portion of 16,247,554 outstanding common shares convertible from the 48,742,662 outstanding warrants, accounted for under the treasury stock method, have been excluded from the computation of diluted earnings per share as the effect would be antidilutive.